Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Intangible Assets, Net (Details) [Line Items]
Land use right	$ 2,600,000	¥ 18,117,700
Amortization expense	805,220		$ 861,023	$ 897,079
Cash [Member]
Intangible Assets, Net (Details) [Line Items]
Exclusive license of a proprietary patent	12,000,000
Credit [Member]
Intangible Assets, Net (Details) [Line Items]
Exclusive license of a proprietary patent	$ 8,000,000